Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Valley Forge Funds
Entity Central Index Key	0000889519
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000007056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Institutional Shares
Trading Symbol	VBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its composite benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Technology companies accounted for more than half of the return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. Each of the benchmark’s 11 industry sectors posted gains, with seven in double digits.
  The Treasury yield curve steepened from its relatively flat position at the start of the year. Except at the longest maturities, yields fell across the spectrum, boosting prices and total returns. The Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, performed solidly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	13.59%	7.76%	9.51%
Balanced Composite Index	13.57%	7.89%	9.69%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
CRSP US Total Market Index	17.15%	13.08%	14.25%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 61,231,000,000
Holdings Count | Holding	15,991
Advisory Fees Paid, Amount	$ 1,112,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$61,231
Number of Portfolio Holdings	15,991
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$1,112

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.1%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its composite benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Technology companies accounted for more than half of the return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. Each of the benchmark’s 11 industry sectors posted gains, with seven in double digits.
  The Treasury yield curve steepened from its relatively flat position at the start of the year. Except at the longest maturities, yields fell across the spectrum, boosting prices and total returns. The Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, performed solidly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	13.58%	7.75%	9.50%
Balanced Composite Index	13.57%	7.89%	9.69%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
CRSP US Total Market Index	17.15%	13.08%	14.25%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 61,231,000,000
Holdings Count | Holding	15,991
Advisory Fees Paid, Amount	$ 1,112,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$61,231
Number of Portfolio Holdings	15,991
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$1,112

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.1%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Investor Shares
Trading Symbol	VBINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its composite benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Technology companies accounted for more than half of the return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. Each of the benchmark’s 11 industry sectors posted gains, with seven in double digits.
  The Treasury yield curve steepened from its relatively flat position at the start of the year. Except at the longest maturities, yields fell across the spectrum, boosting prices and total returns. The Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, performed solidly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	13.46%	7.64%	9.38%
Balanced Composite Index	13.57%	7.89%	9.69%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
CRSP US Total Market Index	17.15%	13.08%	14.25%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 61,231,000,000
Holdings Count | Holding	15,991
Advisory Fees Paid, Amount	$ 1,112,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$61,231
Number of Portfolio Holdings	15,991
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$1,112

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.1%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.